GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Aerospace & Defense – 0.5%
12,414 Woodward, Inc. $ 2,238,493
Air Freight & Logistics – 0.7%
21,115 United Parcel Service, Inc.,
Class B 2,865,728
Automobiles – 1.3%
16,525 Tesla, Inc.* 5,703,769
Banks – 4.3%
108,617 Bank of America Corp. 5,160,394
21,403 East West Bancorp, Inc. 2,347,481
33,066 JPMorgan Chase & Co. 8,257,241
13,601 M&T Bank Corp. 2,992,084
18,757,200
Beverages – 0.6%
10,039 Coca-Cola Co. (The) 643,299
23,388 Coca-Cola Europacific Partners
PLC (United Kingdom) 1,814,441
2,457,740
Biotechnology – 2.5%
25,921 AbbVie, Inc. 4,741,728
11,394 Amgen, Inc. 3,223,021
9,097 Biogen, Inc.* 1,461,251
9,529 Neurocrine Biosciences, Inc.* 1,207,801
10,633,801
Broadline Retail – 3.3%
67,838 Amazon.com, Inc.* 14,102,842
Capital Markets – 1.0%
2,678 MSCI, Inc. 1,632,589
32,576 Nasdaq, Inc. 2,703,482
4,336,071
Chemicals – 1.7%
15,765 RPM International, Inc. 2,187,867
7,716 Sherwin-Williams Co. (The) 3,066,339
16,626 Westlake Corp. 2,134,778
7,388,984
Communications Equipment – 0.4%
3,100 Motorola Solutions, Inc. 1,549,070
Construction & Engineering – 0.5%
4,523 Comfort Systems USA, Inc. 2,231,060
Consumer Finance – 0.9%
12,718 American Express Co. 3,874,920
Consumer Staples Distribution & Retail – 2.1%
24,154 BJ's Wholesale Club Holdings,
Inc.* 2,326,030
1,406 Costco Wholesale Corp. 1,366,463
23,101 Performance Food Group Co.* 2,038,432
36,609 Walmart, Inc. 3,386,333
9,117,258
Containers & Packaging – 0.5%
10,887 Avery Dennison Corp. 2,242,178
Diversified Telecommunication Services – 0.8%
149,447 AT&T, Inc. 3,461,193
Shares Description Value
aa
Common Stocks – (continued)
Electric Utilities – 1.0%
10,754 NRG Energy, Inc. $ 1,092,714
42,447 Xcel Energy, Inc. 3,079,954
4,172,668
Electrical Equipment – 1.9%
14,330 AMETEK, Inc. 2,785,465
9,059 GE Vernova, Inc.* 3,026,793
8,498 Rockwell Automation, Inc. 2,508,100
8,320,358
Entertainment – 1.3%
16,183 Electronic Arts, Inc. 2,648,671
3,622 Netflix, Inc.* 3,212,026
5,860,697
Financial Services – 4.1%
10,869 Berkshire Hathaway, Inc., Class
B* 5,249,944
6,400 Corpay, Inc.* 2,439,552
19,461 Fidelity National Information
Services, Inc. 1,660,023
12,119 Mastercard, Inc., Class A 6,458,700
5,781 Visa, Inc., Class A 1,821,478
17,629,697
Food Products – 0.5%
63,590 Kraft Heinz Co. (The) 2,032,972
Ground Transportation – 1.2%
10,946 Old Dominion Freight Line, Inc. 2,464,383
4,466 Saia, Inc.* 2,541,511
5,005,894
Health Care Equipment & Supplies – 1.3%
30,584 Abbott Laboratories 3,632,462
24,352 Boston Scientific Corp.* 2,207,752
5,840,214
Health Care Providers & Services – 2.7%
9,281 Cencora, Inc. 2,334,636
7,680 Humana, Inc. 2,276,198
11,510 UnitedHealth Group, Inc. 7,023,402
11,634,236
Health Care REITs – 0.5%
17,731 Alexandria Real Estate Equities,
Inc. REIT 1,954,488
Hotels, Restaurants & Leisure – 1.7%
4,658 Domino's Pizza, Inc. 2,218,093
9,906 McDonald's Corp. 2,932,275
9,758 Starbucks Corp. 999,805
6,313 Texas Roadhouse, Inc. 1,295,869
7,446,042
Household Durables – 0.6%
14,055 Lennar Corp., Class A 2,451,051
Household Products – 1.4%
16,098 Colgate-Palmolive Co. 1,555,550
26,008 Procter & Gamble Co. (The) 4,662,194
6,217,744

GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.6%
16,877 Vistra Corp. $ 2,697,620
Industrial Conglomerates – 0.8%
14,267 Honeywell International, Inc. 3,323,212
Insurance – 3.0%
13,452 Allstate Corp. (The) 2,789,810
17,539 American Financial Group, Inc. 2,575,778
20,754 Arch Capital Group Ltd. 2,090,343
14,452 Marsh & McLennan Cos., Inc. 3,370,640
28,465 Unum Group 2,188,958
13,015,529
Interactive Media & Services – 7.2%
60,146 Alphabet, Inc., Class A 10,161,667
46,046 Alphabet, Inc., Class C 7,850,382
22,551 Meta Platforms, Inc., Class A 12,951,491
30,963,540
IT Services – 1.3%
11,376 Accenture PLC, Class A (Ireland) 4,122,321
7,694 International Business Machines
Corp. 1,749,693
5,872,014
Life Sciences Tools & Services – 1.5%
13,560 Danaher Corp. 3,250,196
1,752 Mettler-Toledo International,
Inc.* 2,192,102
2,745 West Pharmaceutical Services,
Inc. 893,992
6,336,290
Machinery – 3.1%
10,099 Caterpillar, Inc. 4,101,305
27,370 Fortive Corp. 2,171,262
10,275 IDEX Corp. 2,369,723
10,265 Illinois Tool Works, Inc. 2,848,743
13,053 ITT, Inc. 2,037,834
13,528,867
Metals & Mining – 0.6%
16,829 Steel Dynamics, Inc. 2,444,749
Multi-Utilities – 0.5%
33,798 CMS Energy Corp. 2,356,059
Oil, Gas & Consumable Fuels – 3.2%
14,153 Chevron Corp. 2,291,795
23,284 ConocoPhillips 2,522,588
20,366 DT Midstream, Inc. 2,161,240
37,329 Exxon Mobil Corp. 4,403,329
18,219 Phillips 66 2,440,982
13,819,934
Passenger Airlines – 0.4%
16,777 United Airlines Holdings, Inc.* 1,624,517
Personal Care Products – 0.7%
123,902 Kenvue, Inc. 2,983,560
Pharmaceuticals – 2.3%
25,123 AstraZeneca PLC ADR (United
Kingdom) 1,698,817
4,512 Eli Lilly & Co. 3,588,619
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
4,882 Johnson & Johnson $ 756,759
40,584 Merck & Co., Inc. 4,124,958
10,169,153
Residential REITs – 1.6%
50,670 American Homes 4 Rent, Class
A REIT 1,940,154
12,782 AvalonBay Communities, Inc.
REIT 3,008,244
29,431 Equity LifeStyle Properties, Inc.
REIT 2,099,313
7,047,711
Semiconductors & Semiconductor Equipment – 10.6%
16,653 Applied Materials, Inc. 2,909,446
52,406 Broadcom, Inc. 8,493,965
25,938 Enphase Energy, Inc.* 1,850,676
3,777 KLA Corp. 2,443,832
24,219 Marvell Technology, Inc. 2,244,859
13,425 MKS Instruments, Inc. 1,525,617
192,645 NVIDIA Corp. 26,633,171
46,101,566
Software – 10.4%
7,825 Adobe, Inc.* 4,037,152
6,579 AppLovin Corp., Class A* 2,215,478
37,484 Dynatrace, Inc.* 2,106,226
68,687 Microsoft Corp. 29,086,197
15,779 Salesforce, Inc. 5,206,912
3,832 Tyler Technologies, Inc.* 2,410,980
45,062,945
Specialized REITs – 0.5%
70,303 VICI Properties, Inc. REIT 2,292,581
Specialty Retail – 2.5%
4,000 Home Depot, Inc. (The) 1,716,520
12,759 Lowe’s Cos., Inc. 3,475,934
20,102 Ross Stores, Inc. 3,113,197
6,240 Ulta Beauty, Inc.* 2,412,634
10,718,285
Technology Hardware, Storage & Peripherals – 7.6%
138,844 Apple, Inc. 32,951,847
Textiles, Apparel & Luxury Goods – 0.5%
21,145 PVH Corp. 2,291,484
Trading Companies & Distributors – 0.7%
35,003 Fastenal Co. 2,924,851
TOTAL COMMON STOCKS
(Cost $303,253,235)
428,052,682
a
Exchange-Traded Fund – 0.1%
719 SPDR S&P 500 ETF Trust
(Cost $421,470)
433,233

GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,908,695 4.541% $ 3,908,695
(Cost $3,908,695)
TOTAL INVESTMENTS – 99.9%
(Cost $307,583,400)
$ 432,394,610
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
383,638
NET ASSETS – 100.0%
$ 432,778,248
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Aerospace & Defense – 1.1%
37,990 Boeing Co. (The)* $ 5,905,166
36,111 General Electric Co. 6,577,980
1,847 TransDigm Group, Inc. 2,314,235
14,797,381
Air Freight & Logistics – 0.8%
81,068 United Parcel Service, Inc.,
Class B 11,002,549
Automobiles – 1.1%
44,174 Tesla, Inc.* 15,247,098
Banks – 3.8%
458,672 Bank of America Corp. 21,791,507
127,133 JPMorgan Chase & Co. 31,747,653
53,539,160
Beverages – 0.9%
110,922 Coca-Cola Co. (The) 7,107,882
81,046 Coca-Cola Europacific Partners
PLC (United Kingdom) 6,287,549
13,395,431
Biotechnology – 2.1%
91,515 AbbVie, Inc. 16,740,839
10,653 Alnylam Pharmaceuticals, Inc.* 2,695,955
14,157 Amgen, Inc. 4,004,591
2,648 Argenx SE ADR (Netherlands)* 1,632,624
33,854 Exact Sciences Corp.* 2,101,656
20,196 Neurocrine Biosciences, Inc.* 2,559,843
29,735,508
Broadline Retail – 3.6%
241,882 Amazon.com, Inc.* 50,284,849
Building Products – 0.5%
21,196 Fortune Brands Innovations, Inc. 1,659,647
13,504 Trane Technologies PLC 5,620,635
7,280,282
Capital Markets – 1.9%
4,901 Blackrock, Inc. 5,012,743
19,500 Blackstone, Inc. 3,726,255
54,707 Charles Schwab Corp. (The) 4,527,551
22,981 KKR & Co., Inc. 3,742,915
5,158 MSCI, Inc. 3,144,472
16,418 Nasdaq, Inc. 1,362,530
8,127 S&P Global, Inc. 4,246,439
7,741 Tradeweb Markets, Inc., Class A 1,048,905
26,811,810
Chemicals – 2.1%
20,938 Linde PLC 9,652,209
44,689 Sherwin-Williams Co. (The) 17,759,408
15,558 Westlake Corp. 1,997,647
29,409,264
Commercial Services & Supplies – 0.3%
20,022 Waste Connections, Inc. 3,853,634
Communications Equipment – 0.4%
4,616 Arista Networks, Inc.* 1,873,265
9,078 Motorola Solutions, Inc. 4,536,277
6,409,542
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – 0.2%
5,462 Comfort Systems USA, Inc. $ 2,694,241
Construction Materials – 0.9%
22,297 Martin Marietta Materials, Inc. 13,378,200
Consumer Finance – 1.3%
60,693 American Express Co. 18,491,943
Consumer Staples Distribution & Retail – 2.0%
5,155 Costco Wholesale Corp. 5,010,041
254,419 Walmart, Inc. 23,533,758
28,543,799
Containers & Packaging – 0.5%
111,777 Ball Corp. 6,948,058
Diversified Telecommunication Services – 0.9%
553,041 AT&T, Inc. 12,808,430
Electric Utilities – 1.3%
5,689 Entergy Corp. 888,451
116,412 NextEra Energy, Inc. 9,158,132
40,160 PPL Corp. 1,402,789
100,127 Xcel Energy, Inc. 7,265,215
18,714,587
Electrical Equipment – 3.2%
15,846 AMETEK, Inc. 3,080,146
45,296 Eaton Corp. PLC 17,005,024
35,368 GE Vernova, Inc.* 11,817,156
43,384 Rockwell Automation, Inc. 12,804,354
44,706,680
Electronic Equipment, Instruments & Components – 0.2%
41,740 Amphenol Corp., Class A 3,032,411
Energy Equipment & Services – 0.2%
50,752 Schlumberger NV 2,230,043
Entertainment – 1.3%
29,756 Live Nation Entertainment, Inc.* 4,113,767
9,879 Netflix, Inc.* 8,760,796
8,841 Spotify Technology SA* 4,216,804
14,890 Walt Disney Co. (The) 1,749,128
18,840,495
Financial Services – 3.8%
30,958 Berkshire Hathaway, Inc., Class
B* 14,953,333
2,771 Corpay, Inc.* 1,056,250
15,625 Fiserv, Inc.* 3,452,500
47,778 Mastercard, Inc., Class A 25,462,807
23,878 Visa, Inc., Class A 7,523,480
52,448,370
Food Products – 0.3%
59,917 Mondelez International, Inc.,
Class A 3,891,609
Ground Transportation – 1.9%
11,846 Norfolk Southern Corp. 3,267,719
28,345 Old Dominion Freight Line, Inc. 6,381,593
23,035 Saia, Inc.* 13,108,758
53,484 Uber Technologies, Inc.* 3,848,709
26,606,779

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.3%
102,935 Abbott Laboratories $ 12,225,590
41,913 Align Technology, Inc.* 9,756,089
159,867 Boston Scientific Corp.* 14,493,542
4,541 IDEXX Laboratories, Inc.* 1,915,167
14,222 Insulet Corp.* 3,794,145
8,085 Intuitive Surgical, Inc.* 4,382,070
46,566,603
Health Care Providers & Services – 1.6%
20,627 Humana, Inc. 6,113,430
27,130 UnitedHealth Group, Inc. 16,554,726
22,668,156
Health Care Technology – 0.2%
10,056 Veeva Systems, Inc., Class A* 2,291,260
Hotels, Restaurants & Leisure – 1.7%
4,499 Domino's Pizza, Inc. 2,142,379
16,915 DoorDash, Inc., Class A* 3,052,819
62,389 DraftKings, Inc., Class A* 2,723,280
9,627 Hilton Worldwide Holdings, Inc. 2,439,867
19,179 McDonald's Corp. 5,677,176
15,655 Royal Caribbean Cruises Ltd. 3,820,759
28,925 Starbucks Corp. 2,963,655
3,851 Wingstop, Inc. 1,266,093
24,086,028
Household Products – 1.8%
95,794 Colgate-Palmolive Co. 9,256,574
86,815 Procter & Gamble Co. (The) 15,562,457
24,819,031
Independent Power and Renewable Electricity Producers – 0.2%
15,667 Vistra Corp. 2,504,213
Industrial Conglomerates – 1.7%
64,296 3M Co. 8,585,445
66,312 Honeywell International, Inc. 15,446,054
24,031,499
Industrial REITs – 0.7%
79,699 Prologis, Inc. REIT 9,307,249
Insurance – 1.4%
15,667 Allstate Corp. (The) 3,249,179
18,275 Arch Capital Group Ltd. 1,840,658
10,746 Chubb Ltd. 3,102,692
18,615 Globe Life, Inc. 2,070,733
19,689 Marsh & McLennan Cos., Inc. 4,592,065
11,020 Progressive Corp. (The) 2,963,058
29,543 Unum Group 2,271,857
20,090,242
Interactive Media & Services – 5.9%
167,145 Alphabet, Inc., Class A 28,239,148
126,328 Alphabet, Inc., Class C 21,537,660
54,684 Meta Platforms, Inc., Class A 31,406,115
54,271 Pinterest, Inc., Class A* 1,645,497
82,828,420
IT Services – 1.8%
30,210 Accenture PLC, Class A (Ireland) 10,947,198
37,297 International Business Machines
Corp. 8,481,711
Shares Description Value
aa
Common Stocks – (continued)
IT Services – (continued)
28,937 Shopify, Inc., Class A (Canada)* $ 3,345,117
17,644 Snowflake, Inc., Class A* 3,084,171
25,858,197
Life Sciences Tools & Services – 1.2%
37,467 Danaher Corp. 8,980,465
8,534 Thermo Fisher Scientific, Inc. 4,519,863
10,452 West Pharmaceutical Services,
Inc. 3,404,007
16,904,335
Machinery – 2.4%
34,771 Caterpillar, Inc. 14,120,851
53,679 Illinois Tool Works, Inc. 14,896,996
37,143 Xylem, Inc. 4,707,875
33,725,722
Metals & Mining – 0.9%
97,039 Freeport-McMoRan, Inc. 4,289,124
56,385 Steel Dynamics, Inc. 8,191,049
12,480,173
Multi-Utilities – 1.2%
6,475 Ameren Corp. 611,175
24,996 CMS Energy Corp. 1,742,471
32,335 Dominion Energy, Inc. 1,899,681
142,550 NiSource, Inc. 5,429,729
60,225 Public Service Enterprise Group,
Inc. 5,679,218
22,925 Sempra 2,147,385
17,509,659
Oil, Gas & Consumable Fuels – 4.0%
11,860 Cheniere Energy, Inc. 2,656,759
75,816 Chevron Corp. 12,276,885
43,259 ConocoPhillips 4,686,649
47,577 Diamondback Energy, Inc. 8,449,199
20,838 DT Midstream, Inc. 2,211,328
68,273 Expand Energy Corp. 6,756,296
140,605 Exxon Mobil Corp. 16,585,766
19,020 Phillips 66 2,548,300
56,171,182
Passenger Airlines – 0.2%
35,052 United Airlines Holdings, Inc.* 3,394,085
Personal Care Products – 0.3%
181,605 Kenvue, Inc. 4,373,048
Pharmaceuticals – 2.5%
18,959 AstraZeneca PLC ADR (United
Kingdom) 1,282,008
21,706 Eli Lilly & Co. 17,263,867
35,785 Johnson & Johnson 5,547,033
103,539 Merck & Co., Inc. 10,523,704
34,616,612
Professional Services – 0.2%
6,346 Equifax, Inc. 1,659,860
3,734 Verisk Analytics, Inc. 1,098,580
2,758,440

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 0.4%
12,428 AvalonBay Communities, Inc.
REIT $ 2,924,930
43,689 Equity LifeStyle Properties, Inc.
REIT 3,116,336
6,041,266
Semiconductors & Semiconductor Equipment – 10.5%
29,790 Applied Materials, Inc. 5,204,611
134,242 Broadcom, Inc. 21,757,943
62,769 Enphase Energy, Inc.* 4,478,568
11,713 KLA Corp. 7,578,662
177,135 Marvell Technology, Inc. 16,418,643
87,292 Micron Technology, Inc. 8,550,252
494,790 NVIDIA Corp. 68,404,718
74,877 Texas Instruments, Inc. 15,052,523
147,445,920
Software – 9.5%
12,243 Adobe, Inc.* 6,316,531
11,286 Atlassian Corp., Class A* 2,974,764
11,073 Cadence Design Systems, Inc.* 3,397,307
7,452 Crowdstrike Holdings, Inc.,
Class A* 2,578,168
21,358 Datadog, Inc., Class A* 3,262,435
4,993 HubSpot, Inc.* 3,600,203
214,253 Microsoft Corp. 90,727,575
49,228 Salesforce, Inc. 16,244,748
59,925 Samsara, Inc., Class A* 3,205,388
10,317 Zscaler, Inc.* 2,131,389
134,438,508
Specialized REITs – 0.7%
17,209 American Tower Corp. REIT 3,596,681
4,319 Equinix, Inc. REIT 4,239,012
17,287 Extra Space Storage, Inc. REIT 2,955,386
10,791,079
Specialty Retail – 1.1%
7,259 Home Depot, Inc. (The) 3,115,055
13,655 Lowe’s Cos., Inc. 3,720,032
33,260 TJX Cos., Inc. (The) 4,180,449
4,320 Ulta Beauty, Inc.* 1,670,285
56,321 Wayfair, Inc., Class A* 2,604,283
15,290,104
Technology Hardware, Storage & Peripherals – 6.7%
397,673 Apple, Inc. 94,379,733
Textiles, Apparel & Luxury Goods – 0.1%
6,187 Lululemon Athletica, Inc.* 1,983,923
TOTAL COMMON STOCKS
(Cost $768,211,723)
1,392,456,840
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,368,133 4.541% $ 6,368,133
(Cost $6,368,133)
TOTAL INVESTMENTS – 99.3%
(Cost $774,579,856)
$ 1,398,824,973
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
9,329,394
NET ASSETS – 100.0%
$ 1,408,154,367
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 3.3%
42,904 Axon Enterprise, Inc.* $ 27,757,172
36,908 Woodward, Inc. 6,655,250
34,412,422
Beverages – 0.9%
119,044 Coca-Cola Europacific Partners
PLC (United Kingdom) 9,235,434
Biotechnology – 3.7%
58,052 Alnylam Pharmaceuticals, Inc.* 14,691,219
86,500 BioMarin Pharmaceutical, Inc.* 5,711,595
82,261 Neurocrine Biosciences, Inc.* 10,426,582
597,032 Roivant Sciences Ltd.* 7,588,277
38,417,673
Capital Markets – 6.7%
856,666 Blue Owl Capital, Inc. 20,328,684
34,402 Coinbase Global, Inc., Class A* 10,189,873
39,567 MSCI, Inc. 24,121,230
75,196 Nasdaq, Inc. 6,240,516
65,864 Tradeweb Markets, Inc., Class A 8,924,572
69,804,875
Construction & Engineering – 1.8%
38,868 Comfort Systems USA, Inc. 19,172,418
Construction Materials – 1.8%
31,273 Martin Marietta Materials, Inc. 18,763,800
Consumer Staples Distribution & Retail – 1.8%
197,889 BJ's Wholesale Club Holdings,
Inc.* 19,056,711
Containers & Packaging – 1.0%
165,616 Ball Corp. 10,294,691
Electrical Equipment – 6.3%
51,346 AMETEK, Inc. 9,980,636
51,703 GE Vernova, Inc.* 17,275,006
35,464 Rockwell Automation, Inc. 10,466,845
220,412 Vertiv Holdings Co., Class A 28,124,571
65,847,058
Entertainment – 1.2%
89,053 Live Nation Entertainment, Inc.* 12,311,577
Financial Services – 4.0%
48,786 Corpay, Inc.* 18,596,247
312,327 Equitable Holdings, Inc. 15,063,531
97,948 Fidelity National Information
Services, Inc. 8,354,965
42,014,743
Food Products – 0.7%
93,941 Lamb Weston Holdings, Inc. 7,256,003
Ground Transportation – 3.1%
95,014 Old Dominion Freight Line, Inc. 21,391,452
18,533 Saia, Inc.* 10,546,760
31,938,212
Health Care Equipment & Supplies – 4.6%
26,886 Align Technology, Inc.* 6,258,254
91,462 Cooper Cos., Inc. (The)* 9,554,120
31,729 IDEXX Laboratories, Inc.* 13,381,706
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
72,137 Insulet Corp.* $ 19,244,709
48,438,789
Health Care Providers & Services – 2.4%
98,485 Cencora, Inc. 24,773,902
Health Care Technology – 1.5%
68,716 Veeva Systems, Inc., Class A* 15,656,941
Hotel & Resort REITs – 0.9%
81,668 Ryman Hospitality Properties,
Inc. REIT 9,574,756
Hotels, Restaurants & Leisure – 7.6%
75,235 Cava Group, Inc.* 10,600,611
37,662 Domino's Pizza, Inc. 17,934,268
59,588 DoorDash, Inc., Class A* 10,754,442
340,653 DraftKings, Inc., Class A* 14,869,503
72,155 Texas Roadhouse, Inc. 14,811,257
31,622 Wingstop, Inc. 10,396,365
79,366,446
Independent Power and Renewable Electricity Producers – 2.7%
175,901 Vistra Corp. 28,116,016
IT Services – 2.8%
143,705 Cloudflare, Inc., Class A* 14,346,070
46,241 MongoDB, Inc.* 14,912,260
29,258,330
Life Sciences Tools & Services – 2.0%
5,124 Mettler-Toledo International,
Inc.* 6,411,149
43,303 West Pharmaceutical Services,
Inc. 14,102,921
20,514,070
Machinery – 0.9%
57,741 Fortive Corp. 4,580,594
33,293 ITT, Inc. 5,197,703
9,778,297
Media – 2.2%
179,979 Trade Desk, Inc. (The), Class A* 23,136,300
Oil, Gas & Consumable Fuels – 4.4%
72,779 Cheniere Energy, Inc. 16,303,224
152,252 DT Midstream, Inc. 16,156,982
53,604 Expand Energy Corp. 5,304,652
493,431 Permian Resources Corp. 7,727,129
45,491,987
Personal Care Products – 0.7%
58,685 elf Beauty, Inc.* 7,600,881
Professional Services – 1.1%
45,540 Equifax, Inc. 11,911,442
Semiconductors & Semiconductor Equipment – 3.8%
89,670 Enphase Energy, Inc.* 6,397,955
91,332 Entegris, Inc. 9,647,399
184,563 Marvell Technology, Inc. 17,107,145
55,785 MKS Instruments, Inc. 6,339,407
39,491,906

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – 18.6%
98,142 AppLovin Corp., Class A* $ 33,049,319
127,800 Datadog, Inc., Class A* 19,521,450
189,065 Dynatrace, Inc.* 10,623,562
10,543 Fair Isaac Corp.* 25,039,941
16,838 HubSpot, Inc.* 12,141,040
57,984 Manhattan Associates, Inc.* 16,550,953
19,600 Monday.com Ltd.* 5,593,056
419,195 Palantir Technologies, Inc., Class
A* 28,119,601
75,592 Samsara, Inc., Class A* 4,043,416
34,883 Tyler Technologies, Inc.* 21,947,337
90,794 Varonis Systems, Inc.* 4,536,068
65,381 Zscaler, Inc.* 13,507,061
194,672,804
Specialty Retail – 2.8%
43,003 Floor & Decor Holdings, Inc.,
Class A* 4,825,367
119,121 Ross Stores, Inc. 18,448,269
14,049 Ulta Beauty, Inc.* 5,431,905
28,705,541
Trading Companies & Distributors – 2.3%
226,192 Fastenal Co. 18,900,604
6,117 United Rentals, Inc. 5,297,322
24,197,926
TOTAL COMMON STOCKS
(Cost $711,270,566)
1,019,211,951
Shares Dividend Rate Value
aa
Investment Company – 2.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
24,917,418 4.541% 24,917,418
(Cost $24,917,418)
TOTAL INVESTMENTS – 100.0%
(Cost $736,187,984)
$ 1,044,129,369
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
467,808
NET ASSETS – 100.0%
$ 1,044,597,177
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Aerospace & Defense – 3.8%
29,636 Loar Holdings, Inc.* $ 2,728,883
14,868 Moog, Inc., Class A 3,289,842
6,018,725
Automobile Components – 2.4%
15,869 Dorman Products, Inc.* 2,221,342
11,482 Modine Manufacturing Co.* 1,559,141
3,780,483
Beverages – 0.9%
41,270 Vita Coco Co., Inc. (The)* 1,466,736
Biotechnology – 8.9%
43,153 Alkermes PLC* 1,252,300
11,149 AnaptysBio, Inc.* 278,279
12,687 Apogee Therapeutics, Inc.* 572,818
14,015 Bicara Therapeutics, Inc.* 291,372
16,976 Blueprint Medicines Corp.* 1,636,147
22,189 CG oncology, Inc.* 771,068
10,064 Crinetics Pharmaceuticals, Inc.* 575,661
36,365 Dynavax Technologies Corp.* 467,654
20,776 Immunovant, Inc.* 585,883
17,202 Insmed, Inc.* 1,292,902
5,164 Madrigal Pharmaceuticals, Inc.* 1,694,773
17,484 REVOLUTION Medicines, Inc.* 1,011,449
55,969 Syndax Pharmaceuticals, Inc.* 935,802
15,924 Ultragenyx Pharmaceutical, Inc.* 758,460
18,020 Vaxcyte, Inc.* 1,700,007
10,890 Xenon Pharmaceuticals, Inc.
(Canada)* 464,241
14,288,816
Broadline Retail – 0.8%
12,791 Ollie's Bargain Outlet Holdings,
Inc.* 1,265,670
Building Products – 1.7%
20,505 AAON, Inc. 2,795,652
Capital Markets – 5.7%
13,087 Hamilton Lane, Inc., Class A 2,517,939
6,198 Houlihan Lokey, Inc. 1,171,980
8,058 Piper Sandler Cos. 2,763,813
15,799 PJT Partners, Inc., Class A 2,644,121
9,097,853
Chemicals – 2.1%
20,791 Ashland, Inc. 1,622,945
9,934 Balchem Corp. 1,793,286
3,416,231
Commercial Services & Supplies – 3.1%
21,751 Casella Waste Systems, Inc.,
Class A* 2,462,431
21,783 VSE Corp. 2,554,274
5,016,705
Construction & Engineering – 3.6%
16,190 MYR Group, Inc.* 2,556,401
15,258 Primoris Services Corp. 1,277,247
10,405 Sterling Infrastructure, Inc.* 2,023,252
5,856,900
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.8%
19,235 Sprouts Farmers Market, Inc.* $ 2,971,423
Diversified Consumer Services – 0.7%
45,342 KinderCare Learning Cos., Inc.* 1,078,686
Electrical Equipment – 0.7%
13,590 nVent Electric PLC 1,064,233
Electronic Equipment, Instruments & Components – 4.1%
13,791 Badger Meter, Inc. 2,990,165
11,913 Novanta, Inc.* 1,989,233
39,167 Vontier Corp. 1,537,696
6,517,094
Energy Equipment & Services – 0.4%
11,396 Kodiak Gas Services, Inc. 460,854
1,794 Weatherford International PLC 147,646
608,500
Health Care Equipment & Supplies – 7.8%
8,238 Glaukos Corp.* 1,183,389
37,006 Inari Medical, Inc.* 1,921,352
19,128 iRhythm Technologies, Inc.* 1,663,466
7,327 Lantheus Holdings, Inc.* 654,081
18,579 LeMaitre Vascular, Inc. 1,987,767
17,249 Merit Medical Systems, Inc.* 1,792,171
23,191 PROCEPT BioRobotics Corp.* 2,216,828
11,861 TransMedics Group, Inc.* 1,028,467
12,447,521
Health Care Providers & Services – 3.7%
7,438 Ensign Group, Inc. (The) 1,087,510
45,152 NeoGenomics, Inc.* 800,545
50,308 Pennant Group, Inc. (The)* 1,568,603
30,284 RadNet, Inc.* 2,476,020
5,932,678
Health Care Technology – 1.0%
49,687 Waystar Holding Corp.* 1,534,335
Hotels, Restaurants & Leisure – 4.8%
25,169 Cheesecake Factory, Inc. (The) 1,274,558
25,919 Dutch Bros, Inc., Class A* 1,392,628
61,385 First Watch Restaurant Group,
Inc.* 1,171,840
33,042 Life Time Group Holdings, Inc.* 801,929
13,192 Shake Shack, Inc., Class A* 1,764,166
33,359 Sweetgreen, Inc., Class A* 1,367,052
7,772,173
Household Durables – 0.8%
5,866 Installed Building Products, Inc. 1,341,789
Insurance – 2.7%
20,544 Goosehead Insurance, Inc., Class
A* 2,591,009
15,935 Palomar Holdings, Inc.* 1,725,761
4,316,770
IT Services – 1.0%
43,330 DigitalOcean Holdings, Inc.* 1,650,006
Machinery – 9.5%
15,784 Esab Corp. 2,037,399
31,652 Federal Signal Corp. 3,083,221

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
17,082 Franklin Electric Co., Inc. $ 1,849,981
7,893 RBC Bearings, Inc.* 2,645,023
19,693 SPX Technologies, Inc.* 3,474,633
4,775 Standex International Corp. 992,675
5,674 Watts Water Technologies, Inc.,
Class A 1,224,392
15,307,324
Personal Care Products – 1.2%
9,035 Interparfums, Inc. 1,243,758
14,768 Oddity Tech Ltd., Class A
(Israel)* 686,121
1,929,879
Pharmaceuticals – 0.9%
20,909 BioAge Labs, Inc.* 393,089
12,162 Intra-Cellular Therapies, Inc.* 1,041,676
1,434,765
Semiconductors & Semiconductor Equipment – 7.0%
15,487 Astera Labs, Inc.* 1,599,033
13,268 Axcelis Technologies, Inc.* 985,016
14,571 Camtek Ltd. (Israel) 1,085,539
36,944 Cohu, Inc.* 975,322
54,960 Credo Technology Group
Holding Ltd.* 2,690,842
29,142 FormFactor, Inc.* 1,167,428
8,409 Impinj, Inc.* 1,616,294
17,457 Power Integrations, Inc. 1,143,608
11,263,082
Software – 13.2%
58,100 Alkami Technology, Inc.* 2,293,207
70,232 Clearwater Analytics Holdings,
Inc., Class A* 2,180,001
33,066 Confluent, Inc., Class A* 1,019,755
26,291 Intapp, Inc.* 1,644,502
34,573 nCino, Inc.* 1,451,720
37,331 Onestream, Inc.* 1,115,824
31,957 Rubrik, Inc., Class A* 1,624,055
55,920 SentinelOne, Inc., Class A* 1,562,964
10,899 SPS Commerce, Inc.* 2,104,270
39,675 Tenable Holdings, Inc.* 1,665,556
39,478 Varonis Systems, Inc.* 1,972,321
45,591 Vertex, Inc., Class A* 2,473,312
21,107,487
Specialty Retail – 1.2%
13,621 Boot Barn Holdings, Inc.* 1,867,984
Textiles, Apparel & Luxury Goods – 1.3%
22,390 Kontoor Brands, Inc. 2,054,954
Trading Companies & Distributors – 2.1%
8,726 Applied Industrial Technologies,
Inc. 2,397,207
18,656 Core & Main, Inc., Class A* 905,749
3,302,956
TOTAL COMMON STOCKS
(Cost $120,378,448)
158,507,410
Shares Dividend Rate Value
aa
Investment Company – 1.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,627,956 4.541% $ 1,627,956
(Cost $1,627,956)
TOTAL INVESTMENTS – 99.9%
(Cost $122,006,404)
$ 160,135,366
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
80,628
NET ASSETS – 100.0%
$ 160,215,994
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 3.1%
390,577 Loar Holdings, Inc.* $ 35,964,330
103,924 Moog, Inc., Class A 22,995,264
58,959,594
Automobile Components – 1.4%
191,889 Modine Manufacturing Co.* 26,056,607
Beverages – 0.6%
8,136 Coca-Cola Consolidated, Inc. 10,611,703
Biotechnology – 11.4%
138,934 Blueprint Medicines Corp.* 13,390,459
97,246 Crinetics Pharmaceuticals, Inc.* 5,562,471
239,564 Exact Sciences Corp.* 14,872,133
447,912 Exelixis, Inc.* 16,330,871
299,367 Insmed, Inc.* 22,500,424
34,510 Madrigal Pharmaceuticals, Inc.* 11,325,837
172,382 Natera, Inc.* 28,922,252
201,296 Neurocrine Biosciences, Inc.* 25,514,268
191,083 REVOLUTION Medicines, Inc.* 11,054,152
1,024,521 Roivant Sciences Ltd.* 13,021,662
184,577 Sarepta Therapeutics, Inc.* 24,611,497
227,578 Ultragenyx Pharmaceutical, Inc.* 10,839,540
203,761 Vaxcyte, Inc.* 19,222,813
217,168,379
Building Products – 2.8%
229,456 AAON, Inc. 31,284,031
10,056 Lennox International, Inc. 6,708,659
209,628 Trex Co., Inc.* 15,728,389
53,721,079
Capital Markets – 4.9%
215,093 Hamilton Lane, Inc., Class A 41,383,893
94,429 Houlihan Lokey, Inc. 17,855,580
250,214 Jefferies Financial Group, Inc. 19,801,936
43,183 Morningstar, Inc. 15,293,259
94,334,668
Chemicals – 2.1%
197,430 Ashland, Inc. 15,411,386
170,950 RPM International, Inc. 23,724,441
39,135,827
Commercial Services & Supplies – 1.4%
123,190 Casella Waste Systems, Inc.,
Class A* 13,946,340
329,706 Tetra Tech, Inc. 13,686,096
27,632,436
Construction & Engineering – 1.0%
36,005 EMCOR Group, Inc. 18,366,871
Consumer Staples Distribution & Retail – 1.9%
203,215 BJ's Wholesale Club Holdings,
Inc.* 19,569,605
40,906 Casey's General Stores, Inc. 17,216,926
36,786,531
Containers & Packaging – 0.8%
76,386 Avery Dennison Corp. 15,731,697
Distributors – 1.2%
61,746 Pool Corp. 23,283,799
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – 2.4%
36,086 Hubbell, Inc. $ 16,602,808
370,232 nVent Electric PLC 28,992,868
45,595,676
Electronic Equipment, Instruments & Components – 4.6%
122,065 Badger Meter, Inc. 26,466,133
188,428 Celestica, Inc. (Canada)* 16,061,603
175,158 Novanta, Inc.* 29,247,883
39,461 Zebra Technologies Corp., Class
A* 16,060,627
87,836,246
Energy Equipment & Services – 0.4%
204,049 Noble Corp. PLC 6,829,520
Entertainment – 1.2%
254,352 Liberty Media Corp.-Liberty
Formula One, Class C* 22,474,543
Financial Services – 2.1%
129,974 Shift4 Payments, Inc., Class A* 14,827,434
581,050 Toast, Inc., Class A* 25,298,917
40,126,351
Food Products – 0.8%
94,022 Freshpet, Inc.* 14,390,067
Health Care Equipment & Supplies – 3.6%
138,730 Cooper Cos., Inc. (The)* 14,491,736
103,612 Glaukos Corp.* 14,883,864
305,058 Globus Medical, Inc., Class A* 26,116,015
59,239 Lantheus Holdings, Inc.* 5,288,266
87,231 TransMedics Group, Inc.* 7,563,800
68,343,681
Health Care Providers & Services – 1.7%
137,780 Encompass Health Corp. 14,183,073
127,287 Ensign Group, Inc. (The) 18,610,632
32,793,705
Hotels, Restaurants & Leisure – 6.3%
180,731 Cava Group, Inc.* 25,464,998
91,889 Churchill Downs, Inc.* 13,058,346
286,698 Dutch Bros, Inc., Class A* 15,404,284
134,346 Texas Roadhouse, Inc. 27,577,203
358,670 Viking Holdings Ltd.* 16,660,221
63,940 Wingstop, Inc. 21,021,554
119,186,606
Household Durables – 1.2%
116,028 SharkNinja, Inc.* 11,666,615
30,334 TopBuild Corp.* 11,849,674
23,516,289
Insurance – 1.6%
59,188 Kinsale Capital Group, Inc. 30,093,547
IT Services – 2.1%
59,184 MongoDB, Inc.* 19,086,248
97,197 Wix.com Ltd. (Israel)* 21,746,857
40,833,105
Life Sciences Tools & Services – 1.5%
133,982 Bio-Techne Corp. 10,096,883

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
304,305 Bruker Corp. $ 17,634,475
27,731,358
Machinery – 9.9%
108,495 Crane Co. 19,754,769
141,920 Esab Corp. 18,319,034
244,291 Federal Signal Corp. 23,796,386
59,849 IDEX Corp. 13,802,975
102,394 Lincoln Electric Holdings, Inc. 22,371,041
72,169 Nordson Corp. 18,835,387
71,819 RBC Bearings, Inc.* 24,067,265
198,186 SPX Technologies, Inc.* 34,967,938
62,106 Watts Water Technologies, Inc.,
Class A 13,401,854
189,316,649
Oil, Gas & Consumable Fuels – 0.2%
45,272 Expand Energy Corp. 4,480,117
Pharmaceuticals – 0.7%
152,550 Intra-Cellular Therapies, Inc.* 13,065,908
Professional Services – 1.4%
138,766 Parsons Corp.* 13,309,047
68,323 Paylocity Holding Corp.* 14,179,756
27,488,803
Semiconductors & Semiconductor Equipment – 4.6%
176,913 Astera Labs, Inc.* 18,266,267
355,276 Lattice Semiconductor Corp.* 20,161,913
185,267 MACOM Technology Solutions
Holdings, Inc.* 24,607,163
115,322 MKS Instruments, Inc. 13,105,192
74,521 Onto Innovation, Inc.* 12,234,858
88,375,393
Software – 12.4%
71,534 CyberArk Software Ltd.* 23,141,964
327,660 Gitlab, Inc., Class A* 20,888,325
112,663 Guidewire Software, Inc.* 22,858,196
450,023 Klaviyo, Inc., Class A* 16,713,854
109,885 Manhattan Associates, Inc.* 31,365,574
72,237 Monday.com Ltd.* 20,613,550
242,013 Nutanix, Inc., Class A* 15,798,609
356,020 Onestream, Inc.* 10,641,438
313,669 Procore Technologies, Inc.* 25,469,923
255,984 Samsara, Inc., Class A* 13,692,584
97,247 SPS Commerce, Inc.* 18,775,478
296,457 Varonis Systems, Inc.* 14,810,992
234,770,487
Specialty Retail – 2.1%
88,394 Dick's Sporting Goods, Inc. 18,318,773
195,748 Floor & Decor Holdings, Inc.,
Class A* 21,964,883
40,283,656
Textiles, Apparel & Luxury Goods – 1.6%
298,097 Birkenstock Holding PLC
(Germany)* 15,399,691
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
266,167 On Holding AG, Class A
(Switzerland)* $ 15,525,521
30,925,212
Trading Companies & Distributors – 4.2%
135,034 Applied Industrial Technologies,
Inc. 37,096,540
96,062 SiteOne Landscape Supply, Inc.* 14,721,502
26,907 Watsco, Inc.
(a)
14,841,901
61,581 WESCO International, Inc. 13,028,692
79,688,635
TOTAL COMMON STOCKS
(Cost $1,384,938,697)
1,889,934,745
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,793,354 4.541% 15,793,354
(Cost $15,793,354)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,400,732,051)
1,905,728,099
a
Securities Lending Reinvestment Vehicle – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
14,772,034 4.541% 14,772,034
(Cost $14,772,034)
TOTAL INVESTMENTS – 100.8%
(Cost $1,415,504,085)
$ 1,920,500,133
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(14,716,876)
NET ASSETS – 100.0%
$ 1,905,783,257
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Automobiles – 1.6%
9,369 Tesla, Inc.* $ 3,233,804
Biotechnology – 2.6%
9,519 AbbVie, Inc. 1,741,311
4,761 Alnylam Pharmaceuticals, Inc.* 1,204,866
2,057 Argenx SE ADR (Netherlands)* 1,268,243
7,493 Neurocrine Biosciences, Inc.* 949,738
5,164,158
Broadline Retail – 6.7%
64,872 Amazon.com, Inc.* 13,486,240
Capital Markets – 0.5%
1,927 S&P Global, Inc. 1,006,877
Chemicals – 1.6%
1,742 Linde PLC 803,044
6,222 Sherwin-Williams Co. (The) 2,472,623
3,275,667
Commercial Services & Supplies – 0.5%
5,173 Waste Connections, Inc. 995,647
Construction Materials – 0.8%
2,544 Martin Marietta Materials, Inc. 1,526,400
Electrical Equipment – 4.0%
6,544 AMETEK, Inc. 1,272,023
5,445 Eaton Corp. PLC 2,044,162
7,847 GE Vernova, Inc.* 2,621,840
6,890 Rockwell Automation, Inc. 2,033,514
7,971,539
Entertainment – 3.0%
4,868 Netflix, Inc.* 4,316,991
3,697 Spotify Technology SA* 1,763,321
6,080,312
Financial Services – 3.2%
12,078 Mastercard, Inc., Class A 6,436,849
Ground Transportation – 1.5%
9,115 Old Dominion Freight Line, Inc. 2,052,151
1,858 Saia, Inc.* 1,057,351
3,109,502
Health Care Equipment & Supplies – 2.7%
8,371 Abbott Laboratories 994,224
23,418 Boston Scientific Corp.* 2,123,076
4,420 Intuitive Surgical, Inc.* 2,395,640
5,512,940
Hotels, Restaurants & Leisure – 1.9%
8,864 Cava Group, Inc.* 1,248,938
7,715 DoorDash, Inc., Class A* 1,392,403
4,252 McDonald's Corp. 1,258,634
3,899,975
Interactive Media & Services – 11.5%
48,500 Alphabet, Inc., Class A 8,194,075
29,228 Alphabet, Inc., Class C 4,983,082
17,208 Meta Platforms, Inc., Class A 9,882,898
23,060,055
IT Services – 2.3%
3,893 Accenture PLC, Class A (Ireland) 1,410,707
Shares Description Value
aa
Common Stocks – (continued)
IT Services – (continued)
18,686 Snowflake, Inc., Class A* $ 3,266,313
4,677,020
Oil, Gas & Consumable Fuels – 1.5%
13,706 Cheniere Energy, Inc. 3,070,281
Pharmaceuticals – 3.3%
14,383 AstraZeneca PLC ADR (United
Kingdom) 972,578
7,108 Eli Lilly & Co. 5,653,348
6,625,926
Semiconductors & Semiconductor Equipment – 16.1%
47,297 Broadcom, Inc. 7,665,898
1,222 KLA Corp. 790,671
28,689 Marvell Technology, Inc. 2,659,183
144,112 NVIDIA Corp. 19,923,484
6,703 Texas Instruments, Inc. 1,347,504
32,386,740
Software – 20.3%
5,038 Adobe, Inc.* 2,599,255
13,142 AppLovin Corp., Class A* 4,425,569
5,676 Atlassian Corp., Class A* 1,496,080
4,075 Crowdstrike Holdings, Inc.,
Class A* 1,409,828
24,751 Dynatrace, Inc.* 1,390,759
714 Fair Isaac Corp.* 1,695,771
1,402 HubSpot, Inc.* 1,010,912
53,913 Microsoft Corp. 22,829,999
9,135 Salesforce, Inc. 3,014,459
19,660 Samsara, Inc., Class A* 1,051,613
40,924,245
Specialty Retail – 1.3%
5,412 Lowe’s Cos., Inc. 1,474,391
6,895 Ross Stores, Inc. 1,067,829
2,542,220
Technology Hardware, Storage & Peripherals – 12.3%
104,177 Apple, Inc. 24,724,328
TOTAL COMMON STOCKS
(Cost $78,042,504)
199,710,725
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
963,642 4.541% 963,642
(Cost $963,642)
TOTAL INVESTMENTS – 99.7%
(Cost $79,006,146)
$ 200,674,367
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
657,283
NET ASSETS – 100.0%
$ 201,331,650
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.0%
Broadline Retail – 9.1%
311,676 Amazon.com, Inc.* $ 64,794,324
7,351 MercadoLibre, Inc. (Brazil)* 14,592,985
79,387,309
Communications Equipment – 2.5%
43,004 Motorola Solutions, Inc. 21,489,099
Financial Services – 6.0%
182,756 Fidelity National Information
Services, Inc. 15,589,087
27,377 Mastercard, Inc., Class A 14,590,299
72,428 Visa, Inc., Class A 22,820,614
53,000,000
Interactive Media & Services – 12.9%
415,165 Alphabet, Inc., Class C 70,781,481
73,955 Meta Platforms, Inc., Class A 42,473,835
113,255,316
IT Services – 3.5%
57,217 Accenture PLC, Class A (Ireland) 20,733,724
55,274 Snowflake, Inc., Class A* 9,661,895
30,395,619
Semiconductors & Semiconductor Equipment – 25.9%
101,518 Applied Materials, Inc. 17,736,210
232,255 Broadcom, Inc. 37,643,891
42,638 KLA Corp. 27,588,065
408,015 Marvell Technology, Inc. 37,818,910
125,393 Micron Technology, Inc. 12,282,244
573,595 NVIDIA Corp. 79,299,509
73,212 Texas Instruments, Inc. 14,717,808
227,086,637
Software – 31.3%
28,274 Adobe, Inc.* 14,587,405
68,378 AppLovin Corp., Class A* 23,026,291
51,668 Crowdstrike Holdings, Inc.,
Class A* 17,875,578
121,046 Datadog, Inc., Class A* 18,489,776
404,487 Dynatrace, Inc.* 22,728,125
27,996 HubSpot, Inc.* 20,186,516
182,196 Microsoft Corp. 77,152,718
137,664 Oracle Corp. 25,445,814
99,802 Salesforce, Inc. 32,933,662
106,473 Zscaler, Inc.* 21,996,257
274,422,142
Specialized REITs – 3.1%
27,624 Equinix, Inc. REIT 27,112,403
Technology Hardware, Storage & Peripherals – 4.7%
173,623 Apple, Inc. 41,205,946
TOTAL COMMON STOCKS
(Cost $408,030,991)
867,354,471
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
7,687,846 4.541% $ 7,687,846
(Cost $7,687,846)
TOTAL INVESTMENTS – 99.9%
(Cost $415,718,837)
$ 875,042,317
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
479,552
NET ASSETS – 100.0%
$ 875,521,869
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND
Schedule of Investments
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.7%
Banks – 4.0%
4,921 JPMorgan Chase & Co. $ 1,228,872
Broadline Retail – 4.8%
7,091 Amazon.com, Inc.* 1,474,148
Capital Markets – 5.1%
600 Blackrock, Inc. 613,680
7,223 Morgan Stanley 950,619
1,564,299
Chemicals – 3.3%
1,025 Linde PLC 472,515
1,382 Sherwin-Williams Co. (The) 549,207
1,021,722
Consumer Finance – 2.8%
2,830 American Express Co. 862,244
Consumer Staples Distribution & Retail – 2.8%
9,155 Walmart, Inc. 846,838
Diversified Telecommunication Services – 2.3%
30,031 AT&T, Inc. 695,518
Electric Utilities – 2.5%
9,772 NextEra Energy, Inc. 768,763
Electrical Equipment – 6.5%
1,542 Eaton Corp. PLC 578,898
2,337 GE Vernova, Inc.* 780,838
2,081 Rockwell Automation, Inc. 614,186
1,973,922
Ground Transportation – 2.0%
2,713 Old Dominion Freight Line, Inc. 610,805
Health Care Equipment & Supplies – 4.0%
4,694 Cooper Cos., Inc. (The)* 490,335
1,355 Intuitive Surgical, Inc.* 734,410
1,224,745
Health Care Providers & Services – 1.8%
905 UnitedHealth Group, Inc. 552,231
Hotels, Restaurants & Leisure – 2.7%
2,788 McDonald's Corp. 825,276
Household Products – 2.9%
4,968 Procter & Gamble Co. (The) 890,564
Interactive Media & Services – 4.2%
7,523 Alphabet, Inc., Class A 1,271,011
IT Services – 2.4%
2,016 Accenture PLC, Class A (Ireland) 730,538
Life Sciences Tools & Services – 2.0%
2,483 Danaher Corp. 595,150
Machinery – 3.4%
1,435 Caterpillar, Inc. 582,768
3,682 Xylem, Inc. 466,693
1,049,461
Metals & Mining – 1.9%
4,078 Steel Dynamics, Inc. 592,411
Pharmaceuticals – 3.5%
748 Eli Lilly & Co. 594,922
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
4,700 Merck & Co., Inc. $ 477,708
1,072,630
Semiconductors & Semiconductor Equipment – 11.6%
4,153 Broadcom, Inc. 673,118
3,935 Marvell Technology, Inc. 364,735
2,288 Micron Technology, Inc. 224,109
12,535 NVIDIA Corp. 1,732,964
2,725 Texas Instruments, Inc. 547,807
3,542,733
Software – 10.0%
1,659 Datadog, Inc., Class A* 253,412
4,851 Microsoft Corp. 2,054,205
2,254 Salesforce, Inc. 743,797
3,051,414
Specialized REITs – 2.0%
2,875 American Tower Corp. REIT 600,875
Specialty Retail – 2.1%
2,328 Lowe’s Cos., Inc. 634,217
Technology Hardware, Storage & Peripherals – 7.7%
9,914 Apple, Inc. 2,352,890
Textiles, Apparel & Luxury Goods – 1.4%
5,325 NIKE, Inc., Class B 419,450
TOTAL COMMON STOCKS
(Cost $19,220,872)
30,452,727
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
247 4.541% 247
(Cost $247)
TOTAL INVESTMENTS – 99.7%
(Cost $19,221,119)
$ 30,452,974
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
90,351
NET ASSETS – 100.0%
$ 30,543,325
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying
Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2024:
(a)
Enhanced Core Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,635,579 $ — $ —
North America 420,417,103 — —
Exchange-Traded Fund 433,233 — —
Investment Company 3,908,695 — —
Total
$ 432,394,610 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Core Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 20,149,379 $ — $ —
North America 1,372,307,461 — —
Investment Company 6,368,133 — —
Total
$ 1,398,824,973 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 9,235,434 $ — $ —
North America 1,009,976,517 — —
Investment Company 24,917,418 — —
Total
$ 1,044,129,369 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,771,660 $ — $ —
North America 156,735,750 — —
Investment Company 1,627,956 — —
Total
$ 160,135,366 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 21,746,857 $ — $ —
Europe 30,925,212 — —
North America 1,837,262,676 — —
Investment Company 15,793,354 — —
Securities Lending Reinvestment Vehicle — 14,772,034 —
Total
$ 1,905,728,099 $ 14,772,034 $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,651,528 $ — $ —
North America 196,059,197 — —
Investment Company 963,642 — —
Total
$ 200,674,367 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Technology Opportunities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 20,733,724 $ — $ —
North America 832,027,762 — —
South America 14,592,985 — —
Investment Company 7,687,846 — —
Total
$ 875,042,317 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 730,538 $ — $ —
North America 29,722,189 — —
Investment Company 247 — —
Total
$ 30,452,974 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the
Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Investment Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)